UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund:  BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 134.3%
Corporate — 4.0%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 9/01/22	$14,500	$19,089,685
County/City/Special District/School District — 22.4%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 5/01/27	1,600	1,795,552
4.50%, 5/01/29	1,505	1,686,413
Battle Creek School District Michigan, GO, Refunding (Q-SBLF):
5.00%, 5/01/35	1,100	1,280,675
5.00%, 5/01/36	1,500	1,737,960
5.00%, 5/01/37	1,170	1,350,180
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/35	2,965	3,473,320
Charter Township of Canton Michigan, GO, Capital Improvement (AGM):
5.00%, 4/01/25	3,090	3,205,628
5.00%, 4/01/26	3,250	3,372,557
5.00%, 4/01/27	1,000	1,036,860
City of Oak Park Michigan, GO, Street Improvement (NPFGC), 5.00%, 5/01/16 (a)	1,100	1,100,275
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 5/01/38	5,185	5,967,520
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF):
5.50%, 5/01/36	1,200	1,397,880
5.50%, 5/01/41	2,185	2,545,307
County of Genesee Michigan, GO, Refunding, Series A (NPFGC), 5.00%, 5/01/19	1,000	1,022,350
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 5/01/39	5,300	5,899,324

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 5/01/32	$1,500	$1,764,150
5.00%, 5/01/33	1,600	1,872,192
5.00%, 5/01/34	1,200	1,397,892
Dowagiac Union School District, GO (Q-SBLF), 5.00%, 5/01/41	1,140	1,330,448
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 5/01/33	1,500	1,780,770
5.00%, 5/01/34	1,500	1,778,115
5.00%, 5/01/35	1,000	1,179,280
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	4,950	5,466,879
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 5/01/32	1,000	1,172,030
5.50%, 5/01/36	2,000	2,329,800
5.50%, 5/01/41	2,575	2,999,618
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 5/01/40	3,250	3,743,025
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	6,750	7,810,965
Kentwood Public Schools, GO, School Building & Site:
5.00%, 5/01/41	1,120	1,315,552
5.00%, 5/01/44	1,815	2,125,038
Lincoln Consolidated School District Michigan, GO, Refunding (NPFGC) (Q-SBLF), 4.63%, 5/01/28	4,425	4,434,735
Livonia Public Schools School District Michigan, GO, Series I (AGM), 5.00%, 5/01/43	5,000	5,654,600
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 5/01/39	3,375	3,904,234
Thornapple Kellogg School District Michigan, GO, Refunding, School Building & Site (NPFGC) (Q-SBLF), 5.00%, 5/01/17 (a)	3,000	3,132,150

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Township of Montrose Michigan Community Schools, GO (NPFGC) (Q-SBLF), 6.20%, 5/01/17	$210	$214,614
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 5/01/28	2,000	2,390,100
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 5/01/37	2,850	3,286,363
5.00%, 5/01/40	2,630	3,011,560
5.00%, 5/01/43	1,530	1,744,215
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 5/01/33	1,000	1,171,440
5.00%, 5/01/34	1,000	1,166,250
5.00%, 5/01/35	1,000	1,158,520

		106,206,336
Education — 24.4%
City of Grand Rapids Michigan, EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	865,207
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,728,757
4.50%, 10/01/25	1,405	1,522,823
Grand Valley State University, RB (NPFGC), 5.50%, 2/01/18	765	795,524
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,758,408
College for Creative Studies, 5.00%, 12/01/36	1,550	1,689,717
College for Creative Studies, 5.00%, 12/01/40	2,900	3,127,476
College for Creative Studies, 5.00%, 12/01/45	4,400	4,718,120
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/28	8,750	9,147,600
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/29	5,900	6,142,313
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/30	2,850	2,956,333

Municipal Bonds	Par (000)	Value
Michigan (continued)
Education (continued)
Michigan Finance Authority, Refunding RB (continued):
Series 25 A, AMT, Student Loan Revenue, 4.00%, 11/01/31	$3,150	$3,261,321
Michigan State University, Refunding RB, General:
Series A, 5.00%, 8/15/41	2,500	2,941,650
Series C, 5.00%, 2/15/40	8,470	9,483,266
Series C, 5.00%, 2/15/44	1,000	1,119,630
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	2,066,454
Oakland University, RB, General:
5.00%, 3/01/32	400	459,860
Series A, 5.00%, 3/01/38	5,490	6,295,657
Series A, 5.00%, 3/01/43	16,845	18,968,818
University of Michigan, RB, Series A, 5.00%, 4/01/39	3,425	4,053,076
University of Michigan, Refunding RB, 5.00%, 4/01/46	10,000	12,067,400
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,432,840
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	4,085,655
5.25%, 11/15/43	8,475	9,853,120
(AGM), 5.25%, 11/15/33	1,000	1,177,470
(AGM), 5.00%, 11/15/39	1,750	1,989,767

		115,708,262
Health — 34.2%
Grand Traverse County Hospital Finance Authority, RB, Series A:
5.00%, 7/01/44	4,230	4,741,238
5.00%, 7/01/47	2,200	2,459,490
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	7,500	8,389,725
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/29	7,500	8,634,825
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	4,830	5,035,758
Sparrow Obligated Group, 5.00%, 11/15/36	2,500	2,766,875

2	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan Finance Authority, RB (continued):
Sparrow Obligated Group, 5.00%, 11/15/45	$3,750	$4,317,338
Michigan Finance Authority, Refunding RB:
Hospital, McLaren Health Care, 5.00%, 5/15/32	1,000	1,181,710
Hospital, McLaren Health Care, 5.00%, 5/15/33	2,000	2,352,880
Hospital, McLaren Health Care, 5.00%, 5/15/34	5,000	5,860,400
Hospital, McLaren Health Care, 5.00%, 5/15/34	1,500	1,758,120
Hospital, McLaren Health Care, 5.00%, 5/15/35	4,945	5,770,172
MidMichigan Health, 5.00%, 6/01/39	1,500	1,696,755
Trinity Health Credit Group, 5.00%, 12/01/21 (a)	20	24,162
Trinity Health Credit Group, 5.00%, 12/01/31	5,000	5,879,000
Trinity Health Credit Group, 5.00%, 12/01/35	6,500	7,559,760
Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,600,657
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,787,200
Trinity Health Credit, Series A, 5.00%, 12/01/16 (a)	855	877,119
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/39	3,165	3,599,396
Henry Ford Health System, Series A, 5.25%, 11/15/46	2,500	2,558,650
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,517,520
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	1,000	1,052,700
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	5,730	6,031,971
Hospital, Oakwood Obligated Group, Series A, 5.00%, 7/15/17 (a)	3,970	4,179,219
Hospital, Sparrow Obligated Group, 5.00%, 11/15/17 (a)	3,330	3,548,248

Municipal Bonds	Par (000)	Value
Michigan (continued)
Health (continued)
Michigan State Hospital Finance Authority, Refunding RB (continued):
Hospital, Sparrow Obligated Group, 5.00%, 11/15/31	$1,365	$1,435,079
McLaren Health Care, Series A, 5.75%, 5/15/18 (a)	6,000	6,604,980
McLaren Health Care, Series A, 5.00%, 6/01/35	2,250	2,548,170
Trinity Health, 6.50%, 12/01/18 (a)	425	487,020
Trinity Health, 6.50%, 12/01/33	80	90,545
Trinity Health Credit Group, 6.50%, 12/01/18 (a)	1,895	2,170,495
Trinity Health Credit Group, Series A, 6.13%, 12/01/18 (a)	940	1,067,643
Trinity Health Credit Group, Series A, 6.25%, 12/01/18 (a)	1,500	1,708,485
Trinity Health Credit Group, Series C, 4.00%, 12/01/32	5,300	5,690,557
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital:
Series D, 5.00%, 9/01/39	25,505	28,948,430
Series V, 8.25%, 9/01/18 (a)	2,000	2,346,400
Series W, 6.00%, 8/01/19 (a)	1,500	1,748,115

		162,026,807
Housing — 6.8%
Michigan State HDA, RB:
Deaconess Tower, M/F Housing, AMT (Ginnie Mae), 5.25%, 2/20/48	2,000	2,013,960
M/F Housing, Rental Housing Revenue, Series A, 4.45%, 10/01/34	1,000	1,078,330
M/F Housing, Rental Housing Revenue, Series A, 4.63%, 10/01/39	3,490	3,702,960
M/F Housing, Rental Housing Revenue, Series A, 4.75%, 10/01/44	5,000	5,295,950
M/F Housing, Series A, 4.30%, 10/01/40	3,320	3,465,383
S/F Housing, Series A, 4.75%, 12/01/25	6,840	7,266,953
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 4/20/37	3,435	3,470,827

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Housing (continued)
Michigan State HDA, Refunding RB, M/F Housing, Series A, 6.05%, 10/01/41	$5,460	$5,962,538

		32,256,901
State — 14.9%
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,125,274
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 4/01/31	1,000	1,102,010
Michigan Strategic Fund, RB, Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,487,950
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	7,000	8,059,870
State of Michigan, COP (AMBAC), 0.00%, 6/01/22 (b)(c)	3,000	2,739,810
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,492,490
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I, 6.25%, 10/15/18 (a)	3,780	4,282,702
Series I, 6.25%, 10/15/38	2,470	2,778,182
Series I (AGC), 5.25%, 10/15/24	6,000	6,812,400
Series I (AGC), 5.25%, 10/15/25	3,500	3,968,825
Series I (AGC), 5.25%, 10/15/26	1,000	1,132,130
Series I-A, 5.50%, 10/15/45	2,000	2,336,920
Series II (AGM), 5.00%, 10/15/26	7,500	8,427,750
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,509,160

Municipal Bonds	Par (000)	Value
Michigan (continued)
State (continued)
State of Michigan Trunk Line Fund, RB (continued):
5.00%, 11/15/36	$5,345	$6,206,133

		70,461,606
Transportation — 11.2%
State of Michigan, RB, Garvee, GAB (AGM), 5.25%, 9/15/27	8,500	9,012,635
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,622,913
Series D, 5.00%, 12/01/35	3,850	4,497,916
Series D, 5.00%, 12/01/45	5,000	5,706,950
Wayne County Airport Authority, Refunding RB, AMT:
(AGC), 5.75%, 12/01/25	4,000	4,438,040
(AGC), 5.75%, 12/01/26	4,060	4,504,611
(AGC), 5.38%, 12/01/32	13,000	14,279,460
Series F, 5.00%, 12/01/34	8,000	9,025,680

		53,088,205
Utilities — 16.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	2,655	2,954,378
City of Detroit Michigan Water Supply System, Refunding RB, 2nd Lien, Series C (AGM), 5.00%, 7/01/29	16,745	16,859,368
City of Detroit Michigan Water Supply System Revenue, RB, Series A (NPFGC), 5.00%, 7/01/34	10	10,032
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 1/01/22	1,500	1,712,910
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 7/01/39	10,000	11,504,100
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 7/01/27	3,180	3,742,288
5.00%, 7/01/31	6,830	7,835,581
5.00%, 7/01/37	3,335	3,826,012
5.50%, 7/01/41	5,000	5,906,950

4	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Utilities (continued)
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	$500	$556,165
5.63%, 10/01/40	1,500	1,708,530
Marquette Board of Light & Power, Refunding RB, Series A (d):
5.00%, 7/01/33	1,000	1,200,770
3.00%, 7/01/34	2,355	2,329,825
3.13%, 7/01/36	1,415	1,394,256
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 7/01/34	2,000	2,318,580
Government Loan Program, 5.00%, 7/01/35	750	865,568
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/31	1,000	1,165,230
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/32	5,250	6,092,415
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 7/01/33	3,000	3,462,420
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/27	2,000	2,322,600

		77,767,978
Total Municipal Bonds in Michigan — 134.3%		636,605,780

Guam — 0.5%
State — 0.5%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	2,250	2,535,503
Total Municipal Bonds — 134.8%		639,141,283

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Michigan — 22.1%
County/City/Special District/School District — 4.1%
Lakewood Public Schools Michigan, GO, School Building & Site (AGM) (Q-SBLF), 5.00%, 5/01/17 (a)	10,440	11,406,222

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Michigan (continued)
County/City/Special District/School District (continued)
Portage Public Schools Michigan, GO, School Building & Site (AGM), 5.00%, 5/01/18 (a)	$7,500	$8,005,425

		19,411,647
Education — 11.8%
Michigan State University, Refunding RB, General, Series A, 5.00%, 8/15/38	10,000	11,810,700
Saginaw Valley State University, Refunding RB, General (AGM), 5.00%, 7/01/18 (a)	10,000	10,909,400
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	10,000	11,442,800
Wayne State University, Refunding RB, General (AGM), 5.00%, 11/15/35	20,000	21,834,189

		55,997,089
Health — 6.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 5.00%, 11/01/44	10,002	11,520,760
Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	190	213,680
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,634,997
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	5,956,129

		29,325,566
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.1%		104,734,302
Total Long-Term Investments (Cost — $683,320,471) — 156.9%		743,875,585

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (f)(g)	9,304,395	9,304,395
Total Short-Term Securities (Cost — $9,304,395) — 2.0%		9,304,395

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Value
Total Investments (Cost — $692,624,866*) — 158.9%	$753,179,980
Other Assets Less Liabilities — 0.8%	3,984,759
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.8)%	(51,260,460)
VRDP Shares, at Liquidation Value — (48.9)%	(231,900,000)

Net Assets Applicable to Common Shares — 100.0%	$474,004,279

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$641,463,012

Gross unrealized appreciation	$60,555,114
Gross unrealized depreciation	(65,203)

Net unrealized appreciation	$60,489,911

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(c)	Zero-coupon bond.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(f)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	9,304,395	9,304,395	$1,206
FFI Institutional Tax-Exempt Fund	1,873,459	(1,873,459)	—	1,278
Total			9,304,395	$2,484

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(11)	5-Year U.S. Treasury Note	June 2016	$1,330,055	$4,713
(90)	10-Year U.S. Treasury Note	June 2016	$11,705,625	50,545
(31)	Long U.S. Treasury Bond	June 2016	$5,062,688	68,404
(6)	Ultra U.S. Treasury Bond	June 2016	$1,028,062	16,182
Total				$139,844

6	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDC	Economic Development Corp.
GAB	Grant Anticipation Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$743,875,585	—	$743,875,585
Short-Term Securities	$9,304,395	—	—	9,304,395

Total Investments	$9,304,395	$743,875,585	—	$753,179,980

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$139,844	—	—	$139,844

[1]    See above Schedule of Investments for values in each sector.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$260,950	—	—	$260,950
Liabilities:
Bank overdraft	—	$(255,596)	—	(255,596)
TOB trust certificates	—	(51,227,057)	—	(51,227,057)
VRDP Shares	—	(231,900,000)	—	(231,900,000)

Total	$260,950	$(283,382,653)	—	$(283,121,703)

During the period ended April 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Michigan Quality Fund, Inc.

Date:	June 22, 2016